Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (97.6%)
Communication Services (2.0%)
*,1	Cars.com Inc.	156,310	2,026
*	Alphabet Inc. Class C	658	1,361
*,1	Cargurus Inc.	35,917	856
	Fox Corp. Class A	15,342	554
*,1	Yelp Inc. Class A	12,669	494
	News Corp. Class B	12,469	292
			5,583
Consumer Discretionary (13.6%)
[1]	eBay Inc.	39,178	2,399
	Polaris Inc.	17,497	2,336
[1]	Best Buy Co. Inc.	19,610	2,251
[1]	Brunswick Corp.	23,157	2,209
	Lowe's Cos. Inc.	9,406	1,789
	Yum! Brands Inc.	16,513	1,786
	Shutterstock Inc.	17,986	1,602
*	Signet Jewelers Ltd.	24,609	1,427
*,1	American Axle & Manufacturing Holdings Inc.	146,587	1,416
	Papa John's International Inc.	15,520	1,376
*,1	Gentherm Inc.	17,593	1,304
[1]	Camping World Holdings Inc. Class A	34,921	1,270
*	Etsy Inc.	5,991	1,208
[1]	International Game Technology plc	66,132	1,061
[1]	Aaron's Co. Inc.	41,300	1,061
*,1	frontdoor Inc.	19,372	1,041
	Travel + Leisure Co.	16,603	1,015
[1]	Tempur Sealy International Inc.	27,046	989
[1]	ODP Corp.	21,853	946
	Group 1 Automotive Inc.	5,587	882
*,1	At Home Group Inc.	27,967	803
[1]	Red Rock Resorts Inc. Class A	23,111	753
*,1	Fossil Group Inc.	55,818	692
[1]	Qurate Retail Inc. Series A	54,492	641
	Dine Brands Global Inc.	6,125	551
[1]	Bed Bath & Beyond Inc.	18,353	535
*,1	Meritage Homes Corp.	5,410	497
[1]	H&R Block Inc.	21,287	464
	Sonic Automotive Inc. Class A	9,273	460
	Abercrombie & Fitch Co. Class A	12,954	445
	Winnebago Industries Inc.	5,011	384
	Brinker International Inc.	5,204	370
*	Malibu Boats Inc. Class A	4,639	370
*	Tesla Inc.	515	344

		Shares	Market Value ($000)
[1]	Kontoor Brands Inc.	6,980	339
*	MarineMax Inc.	6,225	307
*	Ruth's Hospitality Group Inc.	11,777	292
*	Tupperware Brands Corp.	9,081	240
			37,855
Consumer Staples (5.2%)
[1]	Altria Group Inc.	46,102	2,359
	Coca-Cola Consolidated Inc.	7,238	2,090
[1]	Vector Group Ltd.	137,538	1,919
*,1	Hain Celestial Group Inc.	35,687	1,556
*,1	Herbalife Nutrition Ltd.	34,762	1,542
*	Central Garden & Pet Co. Class A	16,459	854
	Spectrum Brands Holdings Inc.	8,595	731
[1]	Ingles Markets Inc. Class A	10,773	664
	John B Sanfilippo & Son Inc.	6,334	572
	Sanderson Farms Inc.	3,358	523
*	Mission Produce Inc.	18,469	351
	Nu Skin Enterprises Inc. Class A	6,131	324
	Walmart Inc.	2,256	306
*	USANA Health Sciences Inc.	2,895	283
*,1	BJ's Wholesale Club Holdings Inc.	6,195	278
			14,352
Energy (2.4%)
[1]	APA Corp.	99,801	1,786
*,1	Magnolia Oil & Gas Corp. Class A	108,685	1,248
[1]	Targa Resources Corp.	32,913	1,045
[1]	Schlumberger NV	36,134	982
	Cimarex Energy Co.	9,946	591
*	Southwestern Energy Co.	72,762	338
*	Whiting Petroleum Corp.	8,008	284
[1]	World Fuel Services Corp.	7,804	275
			6,549
Financials (14.6%)
[1]	Allstate Corp.	20,179	2,319
[1]	Primerica Inc.	15,659	2,315
[1]	First Horizon Corp.	135,911	2,298
[1]	Aflac Inc.	44,365	2,271
[1]	Flagstar Bancorp Inc.	46,926	2,116
[1]	SLM Corp.	117,715	2,115
[1]	First Financial Bancorp	84,935	2,038
	Santander Consumer USA Holdings Inc.	73,302	1,984
[1]	First Midwest Bancorp Inc.	86,952	1,905
[1]	Jefferies Financial Group Inc.	62,719	1,888
[1]	CNO Financial Group Inc.	75,976	1,845
*,1	Cannae Holdings Inc.	44,573	1,766
	New York Community Bancorp Inc.	135,977	1,716
*,1	Enova International Inc.	46,222	1,640
	Stewart Information Services Corp.	26,628	1,385
	Southside Bancshares Inc.	31,854	1,227
[1]	Brightsphere Investment Group Inc.	57,466	1,171
	Mercury General Corp.	17,339	1,054
[1]	NBT Bancorp Inc.	22,096	882
[1]	Associated Banc-Corp.	40,181	858
[1]	Citigroup Inc.	10,077	733
*	Berkshire Hathaway Inc. Class B	2,750	703
	Fidelity National Financial Inc.	16,932	688
	HomeStreet Inc.	12,451	549

		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	10,635	526
	Bank of NT Butterfield & Son Ltd.	13,092	500
	First Busey Corp.	19,260	494
	JPMorgan Chase & Co.	3,226	491
	Unum Group	15,201	423
	Westamerica BanCorp.	5,527	347
*,1	NMI Holdings Inc. Class A	13,762	325
			40,572
Health Care (9.5%)
	McKesson Corp.	10,867	2,119
	Thermo Fisher Scientific Inc.	4,577	2,089
*,1	Alkermes plc	108,831	2,033
[1]	HCA Healthcare Inc.	10,591	1,995
[1]	Cardinal Health Inc.	32,552	1,978
*,1	Travere Thrapeutics Inc.	71,682	1,790
*,1	Medpace Holdings Inc.	7,870	1,291
*,1	NextGen Healthcare Inc.	70,001	1,267
*,1	Quidel Corp.	8,972	1,148
*,1	Tenet Healthcare Corp.	18,601	967
*,1	Myriad Genetics Inc.	29,921	911
[1]	Luminex Corp.	28,499	909
*	LHC Group Inc.	4,399	841
*,1	Enanta Pharmaceuticals Inc.	15,953	787
*	Hologic Inc.	10,086	750
*,1	Inovalon Holdings Inc. Class A	21,574	621
*	Amneal Pharmaceuticals Inc.	91,284	614
*,1	Bluebird Bio Inc.	19,925	601
*,1	Intercept Pharmaceuticals Inc.	24,410	563
*	Laboratory Corp. of America Holdings	1,762	449
*	Fulgent Genetics Inc.	4,374	423
*	Pacific Biosciences of California Inc.	12,052	401
*	Tivity Health Inc.	15,399	344
*	Agenus Inc.	120,569	328
*	Novavax Inc.	1,674	303
[1]	Owens & Minor Inc.	8,022	302
*	Veeva Systems Inc. Class A	1,109	290
*	ImmunoGen Inc.	30,571	248
			26,362
Industrials (15.1%)
[1]	UFP Industries Inc.	31,789	2,411
*,1	GMS Inc.	54,150	2,261
[1]	AGCO Corp.	15,416	2,214
[1]	Kforce Inc.	39,941	2,141
[1]	GrafTech International Ltd.	171,764	2,101
[1]	Allison Transmission Holdings Inc.	50,787	2,074
[1]	Rush Enterprises Inc. Class A	41,627	2,074
[1]	Boise Cascade Co.	34,004	2,034
[1]	Hillenbrand Inc.	41,416	1,976
	Cummins Inc.	7,599	1,969
[1]	Booz Allen Hamilton Holding Corp. Class A	23,923	1,926
*,1	Beacon Roofing Supply Inc.	36,048	1,886
	Owens Corning	17,666	1,627
[1]	Masco Corp.	26,203	1,570
[1]	Herman Miller Inc.	36,030	1,483
*,1	Atkore Inc.	18,505	1,330
[1]	Deluxe Corp.	30,713	1,289
*,1	Upwork Inc.	24,317	1,089

		Shares	Market Value ($000)
[1]	Costamare Inc.	112,267	1,080
*	United Rentals Inc.	2,819	928
	Deere & Co.	2,240	838
*	Meritor Inc.	24,882	732
*,1	JELD-WEN Holding Inc.	22,294	617
[1]	Triton International Ltd.	11,202	616
[1]	Schneider National Inc. Class B	24,368	608
*,1	Cornerstone Building Brands Inc.	41,456	582
	Ryder System Inc.	6,470	489
	Mueller Industries Inc.	9,470	392
*	American Woodmark Corp.	3,830	378
	Lockheed Martin Corp.	937	346
	ADT Inc.	40,148	339
	United Parcel Service Inc. Class B	1,649	280
	Werner Enterprises Inc.	5,788	273
			41,953
Information Technology (19.3%)
*,1	Box Inc. Class A	102,614	2,356
*,1	Sykes Enterprises Inc.	53,083	2,340
*,1	Cadence Design Systems Inc.	17,016	2,331
*,1	Dropbox Inc. Class A	86,976	2,319
*,1	Ultra Clean Holdings Inc.	39,841	2,312
[1]	Jabil Inc.	44,162	2,303
*,1	GoDaddy Inc. Class A	28,931	2,246
*	Manhattan Associates Inc.	17,762	2,085
*	Zoom Video Communications Inc. Class A	6,214	1,996
*,1	Workiva Inc. Class A	22,388	1,976
*,1	Teradata Corp.	50,437	1,944
	Accenture plc Class A	6,987	1,930
*,1	NETGEAR Inc.	45,961	1,889
*,1	Avaya Holdings Corp.	61,467	1,723
[1]	Xperi Holding Corp.	68,449	1,490
	Microsoft Corp.	5,902	1,391
*,1	Comm Scope Holding Co. Inc.	90,080	1,384
	Applied Materials Inc.	9,378	1,253
[1]	Plantronics Inc.	30,857	1,201
	Apple Inc.	9,281	1,134
*,1	Extreme Networks Inc.	123,417	1,080
*	Fortinet Inc.	5,844	1,078
	TTEC Holdings Inc.	10,190	1,024
*,1	Domo Inc. Class B	17,399	979
[1]	Amkor Technology Inc.	39,883	946
	Alliance Data Systems Corp.	8,373	938
	Oracle Corp.	12,637	887
[1]	DXC Technology Co.	24,130	754
[1]	HP Inc.	23,278	739
*	MACOM Technology Solutions Holdings Inc. Class H	11,859	688
[1]	Western Digital Corp.	9,712	648
*	2U Inc.	16,339	625
*,1	Calix Inc.	17,408	603
*	Axcelis Technologies Inc.	13,824	568
	CDW Corp.	3,226	535
*	Brightcove Inc.	23,648	476
*,1	Advanced Micro Devices Inc.	5,718	449
*	Conduent Inc.	62,504	416
*,1	A10 Networks Inc.	41,273	397
	Lam Research Corp.	652	388
	Texas Instruments Inc.	2,040	386

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	943	333
*	Super Micro Computer Inc.	8,283	323
	International Business Machines Corp.	2,364	315
	QUALCOMM Inc.	1,979	262
			53,440
Materials (4.4%)
[1]	Louisiana-Pacific Corp.	40,754	2,260
[1]	Commercial Metals Co.	65,776	2,028
[1]	Sensient Technologies Corp.	18,648	1,455
	Worthington Industries Inc.	17,978	1,206
	Dow Inc.	18,741	1,198
	Nucor Corp.	10,408	835
[1]	Chemours Co.	27,194	759
*,1	Koppers Holdings Inc.	19,295	671
[1]	O-I Glass Inc.	35,259	520
*,1	Coeur Mining Inc.	55,499	501
*,1	Orion Engineered Carbons SA	21,793	430
	Schnitzer Steel Industries Inc. Class A	8,965	375
			12,238
Real Estate (8.1%)
[1]	PotlatchDeltic Corp.	44,605	2,361
[1]	Gaming and Leisure Properties Inc.	53,113	2,254
[1]	Uniti Group Inc.	191,572	2,113
[1]	Office Properties Income Trust	69,467	1,912
	Lamar Advertising Co. Class A	19,093	1,793
[1]	Sabra Health Care REIT Inc.	97,979	1,701
*,1	Redfin Corp.	24,505	1,632
[1]	American Homes 4 Rent Class A	45,994	1,533
[1]	Global Net Lease Inc.	78,649	1,420
[1]	Invitation Homes Inc.	39,206	1,254
[1]	VICI Properties Inc.	43,541	1,230
[1]	Outfront Media Inc.	46,605	1,017
	GEO Group Inc.	129,830	1,007
[1]	Iron Mountain Inc.	14,342	531
	Simon Property Group Inc.	4,333	493
*,1	Realogy Holdings Corp.	17,881	271
			22,522
Utilities (3.4%)
[1]	UGI Corp.	56,876	2,333
[1]	AES Corp.	84,317	2,261
[1]	Evergy Inc.	32,780	1,951
[1]	National Fuel Gas Co.	21,662	1,083
	NRG Energy Inc.	15,486	584
	OGE Energy Corp.	12,469	404
	Brookfield Infrastructure Corp. Class A	4,495	343
	Unitil Corp.	7,296	333
[1]	Vistra Corp.	15,611	276
			9,568
Total Common Stocks—Long Positions (Cost $209,835)			270,994
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2]	Vanguard Market Liquidity Fund, 0.081% (Cost $1,611)	16,108	1,611
Common Stocks Sold Short (-97.8%)
Communication Services (-2.1%)
*	TripAdvisor Inc.	(21,796)	(1,172)

		Shares	Market Value ($000)
	ViacomCBS Inc. Class B	(24,598)	(1,109)
*	Live Nation Entertainment Inc.	(12,811)	(1,085)
*	TechTarget Inc.	(11,897)	(826)
*	Netflix Inc.	(1,290)	(673)
*	T-Mobile US Inc.	(3,557)	(446)
	Marcus Corp.	(16,699)	(334)
*	Boston Omaha Corp. Class A	(7,591)	(224)
			(5,869)
Consumer Discretionary (-13.8%)
	Hasbro Inc.	(24,298)	(2,336)
*	Five Below Inc.	(12,191)	(2,326)
*	Skechers USA Inc. Class A	(54,958)	(2,292)
*	Burlington Stores Inc.	(7,550)	(2,256)
	Hyatt Hotels Corp.	(26,028)	(2,153)
	Monro Inc.	(32,635)	(2,147)
	Expedia Group Inc.	(12,256)	(2,110)
	Wynn Resorts Ltd.	(15,371)	(1,927)
*	Helen of Troy Ltd.	(8,864)	(1,867)
*	Ulta Beauty Inc.	(5,425)	(1,677)
*	Fox Factory Holding Corp.	(13,182)	(1,675)
*	CarMax Inc.	(11,979)	(1,589)
	Harley-Davidson Inc.	(33,424)	(1,340)
*	SeaWorld Entertainment Inc.	(25,350)	(1,259)
*	Carvana Co. Class A	(4,615)	(1,211)
*	Vroom Inc.	(29,054)	(1,133)
	American Eagle Outfitters Inc.	(37,557)	(1,098)
*	Boot Barn Holdings Inc.	(17,388)	(1,083)
	Choice Hotels International Inc.	(10,068)	(1,080)
*	Stride Inc.	(28,086)	(846)
*	Bright Horizons Family Solutions Inc.	(4,260)	(730)
	Callaway Golf Co.	(24,505)	(656)
	Murphy USA Inc.	(4,465)	(646)
*	RealReal Inc.	(22,456)	(508)
*	Purple Innovation Inc. Class A	(14,669)	(464)
*	Chegg Inc.	(5,369)	(460)
	LCI Industries	(3,048)	(403)
	Franchise Group Inc.	(10,386)	(375)
	MDC Holdings Inc.	(5,509)	(327)
	Lear Corp.	(1,660)	(301)
			(38,275)
Consumer Staples (-5.3%)
*	Hostess Brands Inc. Class A	(113,877)	(1,633)
*	Beyond Meat Inc.	(11,981)	(1,559)
	Hormel Foods Corp.	(31,232)	(1,492)
	Inter Parfums Inc.	(20,641)	(1,464)
	J & J Snack Foods Corp.	(9,282)	(1,458)
	WD-40 Co.	(4,208)	(1,288)
*	Performance Food Group Co.	(16,925)	(975)
	Calavo Growers Inc.	(11,580)	(899)
	Kimberly-Clark Corp.	(6,433)	(895)
*	Freshpet Inc.	(5,540)	(880)
	Kraft Heinz Co.	(15,151)	(606)
	Archer-Daniels-Midland Co.	(8,963)	(511)
	Molson Coors Beverage Co. Class B	(8,043)	(411)
	Energizer Holdings Inc.	(7,882)	(374)
	MGP Ingredients Inc.	(5,216)	(309)
			(14,754)

		Shares	Market Value ($000)
Energy (-2.3%)
	Valero Energy Corp.	(20,606)	(1,475)
	Delek U.S. Holdings Inc.	(57,778)	(1,258)
*	PBF Energy Inc. Class A	(68,970)	(976)
*	Dril-Quip Inc.	(24,939)	(829)
	Cabot Oil & Gas Corp.	(29,718)	(558)
	Helmerich & Payne Inc.	(17,959)	(484)
	Murphy Oil Corp.	(23,579)	(387)
	Phillips 66	(3,378)	(276)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(11,842)	(141)
			(6,384)
Financials (-14.7%)
	Live Oak Bancshares Inc.	(34,459)	(2,360)
	American International Group Inc.	(49,851)	(2,304)
	Hamilton Lane Inc. Class A	(25,546)	(2,262)
	S&P Global Inc.	(5,576)	(1,968)
*	LendingClub Corp.	(118,601)	(1,959)
	Argo Group International Holdings Ltd.	(38,821)	(1,954)
	First Republic Bank	(11,635)	(1,940)
	Axis Capital Holdings Ltd.	(36,774)	(1,823)
	Capitol Federal Financial Inc.	(127,796)	(1,693)
	Webster Financial Corp.	(29,293)	(1,614)
	Signature Bank	(6,981)	(1,578)
*	Markel Corp.	(1,246)	(1,420)
	Kearny Financial Corp.	(107,157)	(1,294)
	Independent Bank Group Inc.	(17,272)	(1,248)
	Cincinnati Financial Corp.	(12,033)	(1,241)
	Sterling Bancorp	(50,137)	(1,154)
*	LendingTree Inc.	(5,010)	(1,067)
*	Green Dot Corp. Class A	(22,464)	(1,029)
	First Financial Bankshares Inc.	(21,409)	(1,000)
	Voya Financial Inc.	(14,912)	(949)
*	Palomar Holdings Inc.	(13,429)	(900)
	Eastern Bankshares Inc.	(42,722)	(824)
*	Ambac Financial Group Inc.	(44,574)	(746)
*	Triumph Bancorp Inc.	(9,040)	(700)
*	Axos Financial Inc.	(13,660)	(642)
	Apollo Global Management Inc. Class A	(13,632)	(641)
	Equitable Holdings Inc.	(18,816)	(614)
	BankUnited Inc.	(9,834)	(432)
	WisdomTree Investments Inc.	(56,711)	(354)
	Marsh & McLennan Cos. Inc.	(2,890)	(352)
	Aon plc Class A	(1,526)	(351)
	RenaissanceRe Holdings Ltd.	(2,102)	(337)
*	Silvergate Capital Corp. Class A	(1,993)	(283)
	Piper Sandler Cos.	(2,569)	(282)
	Artisan Partners Asset Management Inc. Class A	(5,411)	(282)
	Moelis & Co. Class A	(5,027)	(276)
	Great Western Bancorp Inc.	(9,113)	(276)
	First Citizens BancShares Inc. Class A	(326)	(273)
	ProAssurance Corp.	(10,171)	(272)
			(40,694)
Health Care (-9.2%)
*	Boston Scientific Corp.	(60,016)	(2,320)
*	Revance Therapeutics Inc.	(69,880)	(1,953)
*	Oak Street Health Inc.	(34,320)	(1,863)
*	TG Therapeutics Inc.	(34,260)	(1,651)

		Shares	Market Value ($000)
*	HealthEquity Inc.	(20,959)	(1,425)
*	CryoPort Inc.	(26,863)	(1,397)
*	Mirati Therapeutics Inc.	(7,844)	(1,344)
*	Glaukos Corp.	(13,216)	(1,109)
*	Globus Medical Inc. Class A	(17,775)	(1,096)
*	Align Technology Inc.	(1,930)	(1,045)
*	Rocket Pharmaceuticals Inc.	(22,326)	(991)
*	Teladoc Health Inc.	(5,012)	(911)
*	Intra-Cellular Therapies Inc.	(26,340)	(894)
*	Arrowhead Pharmaceuticals Inc.	(12,747)	(845)
*	Vericel Corp.	(12,746)	(708)
*	Allakos Inc.	(5,507)	(632)
*	Penumbra Inc.	(2,310)	(625)
*	Bridgebio Pharma Inc.	(10,100)	(622)
*	Zentalis Pharmaceuticals Inc.	(13,170)	(571)
*	ViewRay Inc.	(125,359)	(545)
*	Insmed Inc.	(15,740)	(536)
*	Health Catalyst Inc.	(9,510)	(445)
*	Molina Healthcare Inc.	(1,577)	(369)
*	ChemoCentryx Inc.	(5,958)	(305)
*	Adaptive Biotechnologies Corp.	(7,399)	(298)
*	Arcus Biosciences Inc.	(10,528)	(296)
*	Allogene Therapeutics Inc.	(8,317)	(294)
*	Innoviva Inc.	(23,383)	(279)
*	Viatris Inc.	(19,649)	(275)
			(25,644)
Industrials (-14.8%)
*	Ingersoll Rand Inc.	(47,226)	(2,324)
	Alamo Group Inc.	(14,659)	(2,289)
	Armstrong World Industries Inc.	(25,179)	(2,268)
*	US Ecology Inc.	(51,247)	(2,134)
	Spirit AeroSystems Holdings Inc. Class A	(43,161)	(2,100)
*	WillScot Mobile Mini Holdings Corp. Class A	(71,262)	(1,977)
*	Parsons Corp.	(48,316)	(1,954)
*	Kratos Defense & Security Solutions Inc.	(69,705)	(1,902)
*	Trex Co. Inc.	(20,201)	(1,849)
*	Dun & Bradstreet Holdings Inc.	(75,312)	(1,793)
	Hexcel Corp.	(31,917)	(1,787)
	GATX Corp.	(16,164)	(1,499)
*	Chart Industries Inc.	(10,416)	(1,483)
	L3Harris Technologies Inc.	(7,251)	(1,470)
*	Harsco Corp.	(81,510)	(1,398)
	CSW Industrials Inc.	(9,446)	(1,275)
*	Air Transport Services Group Inc.	(42,763)	(1,251)
	Insperity Inc.	(13,401)	(1,122)
*	Boeing Co.	(3,676)	(936)
	Federal Signal Corp.	(24,438)	(936)
	Enerpac Tool Group Corp. Class A	(34,614)	(904)
	ICF International Inc.	(7,995)	(699)
	Flowserve Corp.	(17,630)	(684)
	Vertiv Holdings Co. Class A	(32,783)	(656)
*	Spirit Airlines Inc.	(15,307)	(565)
	Kennametal Inc.	(13,749)	(550)
*	NV5 Global Inc.	(5,652)	(546)
	Hawaiian Holdings Inc.	(20,044)	(535)
*	Sunrun Inc.	(8,656)	(523)
*	Axon Enterprise Inc.	(3,587)	(511)
	Greenbrier Cos. Inc.	(9,317)	(440)

		Shares	Market Value ($000)
*	Stericycle Inc.	(4,749)	(321)
	Healthcare Services Group Inc.	(9,578)	(268)
*	Plug Power Inc.	(6,496)	(233)
			(41,182)
Information Technology (-19.4%)
	Paychex Inc.	(23,815)	(2,334)
	Cognex Corp.	(27,941)	(2,319)
	Fidelity National Information Services Inc.	(16,398)	(2,306)
*	Fiserv Inc.	(19,325)	(2,300)
*	Repay Holdings Corp.	(95,682)	(2,247)
*	ViaSat Inc.	(42,874)	(2,061)
	Switch Inc. Class A	(123,960)	(2,016)
*	Fastly Inc. Class A	(29,832)	(2,007)
*	Cree Inc.	(18,471)	(1,997)
*	Rapid7 Inc.	(25,393)	(1,895)
*	Sabre Corp.	(124,432)	(1,843)
*	Q2 Holdings Inc.	(18,204)	(1,824)
	Marvell Technology Group Ltd.	(34,134)	(1,672)
*	Altair Engineering Inc. Class A	(26,379)	(1,651)
*	WEX Inc.	(7,291)	(1,525)
	Global Payments Inc.	(7,454)	(1,503)
*	Envestnet Inc.	(20,320)	(1,468)
*	Arista Networks Inc.	(4,822)	(1,456)
*	FleetCor Technologies Inc.	(5,381)	(1,445)
*	Black Knight Inc.	(19,226)	(1,423)
*	EchoStar Corp. Class A	(57,361)	(1,377)
*	Coupa Software Inc.	(5,327)	(1,356)
	Analog Devices Inc.	(8,738)	(1,355)
*	Trimble Inc.	(14,926)	(1,161)
*	Onto Innovation Inc.	(17,290)	(1,136)
	Universal Display Corp.	(4,347)	(1,029)
*	F5 Networks Inc.	(4,333)	(904)
*	I3 Verticals Inc. Class A	(27,819)	(866)
*	II-VI Inc.	(12,336)	(843)
	InterDigital Inc.	(13,147)	(834)
*	Zscaler Inc.	(4,743)	(814)
*	Sailpoint Technologies Holdings Inc.	(15,981)	(809)
*	ANSYS Inc.	(1,620)	(550)
	Xerox Holdings Corp.	(21,399)	(519)
	NetApp Inc.	(6,531)	(475)
*	Lattice Semiconductor Corp.	(7,480)	(337)
*	Impinj Inc.	(5,826)	(331)
*	MicroStrategy Inc. Class A	(460)	(312)
*	Pure Storage Inc. Class A	(13,979)	(301)
*	908 Devices Inc.	(6,198)	(301)
*	NCR Corp.	(7,463)	(283)
	Badger Meter Inc.	(2,948)	(274)
*	Alteryx Inc. Class A	(3,217)	(267)
			(53,726)
Materials (-4.3%)
	Innospec Inc.	(22,095)	(2,269)
*	Livent Corp.	(117,328)	(2,032)
	Quaker Chemical Corp.	(8,257)	(2,013)
	Albemarle Corp.	(11,716)	(1,712)
*	Novagold Resources Inc.	(116,838)	(1,024)
*	Allegheny Technologies Inc.	(44,800)	(943)
	Cleveland-Cliffs Inc.	(27,453)	(552)

		Shares	Market Value ($000)
	Carpenter Technology Corp.	(13,268)	(546)
	Martin Marietta Materials Inc.	(1,527)	(513)
	Scotts Miracle-Gro Co.	(1,858)	(455)
			(12,059)
Real Estate (-8.2%)
	Camden Property Trust	(21,275)	(2,338)
	UDR Inc.	(53,130)	(2,330)
	Pebblebrook Hotel Trust	(85,226)	(2,070)
	Safehold Inc.	(27,582)	(1,933)
	American Campus Communities Inc.	(37,709)	(1,628)
	National Storage Affiliates Trust	(38,003)	(1,517)
	Agree Realty Corp.	(22,144)	(1,490)
*	Cushman & Wakefield plc	(78,280)	(1,278)
	Americold Realty Trust	(33,009)	(1,270)
	Park Hotels & Resorts Inc.	(48,044)	(1,037)
*	Jones Lang LaSalle Inc.	(5,474)	(980)
	Rexford Industrial Realty Inc.	(15,981)	(805)
	Essential Properties Realty Trust Inc.	(34,506)	(788)
	EastGroup Properties Inc.	(4,926)	(706)
	QTS Realty Trust Inc. Class A	(10,211)	(633)
	Newmark Group Inc. Class A	(49,405)	(494)
	Sun Communities Inc.	(2,299)	(345)
	CyrusOne Inc.	(4,454)	(302)
	Empire State Realty Trust Inc. Class A	(24,582)	(274)
	Retail Properties of America Inc. Class A	(25,717)	(270)
	Mack-Cali Realty Corp.	(17,026)	(264)
			(22,752)
Utilities (-3.7%)
	Essential Utilities Inc.	(53,928)	(2,413)
	Alliant Energy Corp.	(42,106)	(2,280)
	Ameren Corp.	(23,077)	(1,878)
	New Jersey Resources Corp.	(46,859)	(1,868)
*	PG&E Corp.	(111,540)	(1,306)
	SJW Group	(6,759)	(426)
			(10,171)
Total Common Stocks Sold Short (Proceeds $225,781)			(271,510)
Other Assets and Other Liabilities—Net (99.6%)			276,437
Net Assets (100%)			277,532
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $173,881,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.